Quarterly Report
March 31, 2020
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 0.4%
United Technologies Corp. (a)	3,366	$189,169
Airlines – 0.6%
Aena S.A.	2,181	$238,017
Alcoholic Beverages – 3.8%
Ambev S.A., ADR	88,179	$202,812
Diageo PLC	14,823	474,761
Kweichow Moutai Co. Ltd., “A”	3,100	487,291
Pernod Ricard S.A.	2,955	420,316
		$1,585,180
Apparel Manufacturers – 6.3%
Adidas AG	3,211	$738,683
Burberry Group PLC	13,324	217,982
Compagnie Financiere Richemont S.A.	4,854	266,022
LVMH Moet Hennessy Louis Vuitton SE	1,775	658,872
NIKE, Inc., “B”	6,462	534,666
VF Corp.	4,053	219,186
		$2,635,411
Broadcasting – 0.3%
Walt Disney Co.	1,180	$113,988
Brokerage & Asset Managers – 1.8%
Blackstone Group, Inc.	5,360	$244,255
Charles Schwab Corp.	14,767	496,467
		$740,722
Business Services – 10.4%
Accenture PLC, “A”	6,019	$982,662
Brenntag AG	4,360	164,719
Cognizant Technology Solutions Corp., “A”	10,247	476,178
Compass Group PLC	23,158	361,835
Equifax, Inc.	3,234	386,301
Experian PLC	4,359	121,347
Fidelity National Information Services, Inc.	5,927	720,960
Fiserv, Inc. (a)	7,089	673,384
Intertek Group PLC	3,145	183,822
Verisk Analytics, Inc., “A”	1,819	253,532
		$4,324,740
Cable TV – 1.6%
Comcast Corp., “A”	19,606	$674,054
Chemicals – 0.8%
PPG Industries, Inc.	3,957	$330,805
Computer Software – 4.2%
Microsoft Corp.	11,009	$1,736,230
Computer Software - Systems – 1.8%
Apple, Inc.	2,962	$753,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
Otis Worldwide Corp. (a)	1,683	$84,150
Sherwin-Williams Co.	1,046	480,658
		$564,808
Consumer Products – 6.2%
Church & Dwight Co., Inc.	8,977	$576,144
Colgate-Palmolive Co.	6,147	407,915
Estee Lauder Cos., Inc., “A”	1,746	278,208
KOSE Corp.	3,700	456,163
L'Oréal	1,171	307,371
Reckitt Benckiser Group PLC	7,568	580,826
		$2,606,627
Electrical Equipment – 3.4%
Amphenol Corp., “A”	7,696	$560,885
Fortive Corp.	9,418	519,779
TE Connectivity Ltd.	5,128	322,961
		$1,403,625
Electronics – 4.2%
Analog Devices, Inc.	3,644	$326,685
Samsung Electronics Co. Ltd.	10,929	424,746
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,046	575,678
Texas Instruments, Inc.	4,482	447,886
		$1,774,995
Food & Beverages – 5.1%
Chr. Hansen Holding A.S.	743	$55,847
Danone S.A.	10,925	704,604
Nestle S.A.	10,758	1,108,808
PepsiCo, Inc.	2,140	257,014
		$2,126,273
Gaming & Lodging – 1.6%
Flutter Entertainment PLC (l)	3,698	$334,759
Marriott International, Inc., “A”	4,350	325,423
		$660,182
General Merchandise – 1.7%
Dollarama, Inc.	25,340	$702,959
Health Maintenance Organizations – 1.1%
Cigna Corp.	2,529	$448,088
Insurance – 3.0%
Aon PLC	4,502	$743,010
Marsh & McLennan Cos., Inc.	5,715	494,119
		$1,237,129
Internet – 8.5%
Alibaba Group Holding Ltd., ADR (a)	3,744	$728,133
Alphabet, Inc., “A” (a)	1,392	1,617,435
Baidu, Inc., ADR (a)	5,518	556,159
NAVER Corp.	4,761	654,939
		$3,556,666
Leisure & Toys – 1.3%
Electronic Arts, Inc. (a)	5,377	$538,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.2%
Carrier Global Corp. (a)	3,366	$58,063
Daikin Industries Ltd.	2,800	341,449
Nordson Corp.	2,708	365,770
Schindler Holding AG	754	165,732
		$931,014
Medical Equipment – 10.0%
Abbott Laboratories	7,489	$590,957
Becton, Dickinson and Co.	3,613	830,159
Danaher Corp.	2,377	329,001
Mettler-Toledo International, Inc. (a)	510	352,160
Stryker Corp.	5,210	867,413
Thermo Fisher Scientific, Inc.	2,387	676,953
Waters Corp. (a)	2,967	540,142
		$4,186,785
Other Banks & Diversified Financials – 6.0%
Credicorp Ltd.	1,617	$231,344
HDFC Bank Ltd.	39,449	443,865
Julius Baer Group Ltd.	6,031	205,905
Mastercard, Inc., “A”	1,855	448,094
Moody's Corp.	1,736	367,164
Visa, Inc., “A”	4,993	804,472
		$2,500,844
Pharmaceuticals – 3.0%
Bayer AG	8,298	$487,094
Roche Holding AG	2,359	766,944
		$1,254,038
Railroad & Shipping – 2.7%
Adani Ports and Special Economic Zone Ltd.	45,927	$150,109
Canadian National Railway Co.	4,401	341,650
Canadian Pacific Railway Ltd.	2,818	618,805
		$1,110,564
Restaurants – 1.1%
Starbucks Corp.	7,005	$460,509
Specialty Chemicals – 2.9%
Croda International PLC	6,387	$337,778
Ecolab, Inc.	2,535	395,029
Sika AG	1,810	299,476
Symrise AG	1,898	179,751
		$1,212,034
Specialty Stores – 1.3%
Ross Stores, Inc.	3,488	$303,351
TJX Cos., Inc.	4,891	233,839
		$537,190
Total Common Stocks		$41,134,467

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.28% (v)	446,145	$446,235

Other Assets, Less Liabilities – 0.3%		115,253
Net Assets – 100.0%		$41,695,955
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $446,235 and $41,134,467, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$24,837,094	$—	$—	$24,837,094
Switzerland	—	2,812,887	—	2,812,887
United Kingdom	—	2,278,351	—	2,278,351
France	—	2,091,163	—	2,091,163
China	1,284,292	487,291	—	1,771,583
Canada	1,663,414	—	—	1,663,414
Germany	—	1,570,247	—	1,570,247
South Korea	—	1,079,685	—	1,079,685
Japan	—	797,612	—	797,612
Other Countries	1,400,440	831,991	—	2,232,431
Mutual Funds	446,235	—	—	446,235
Total	$29,631,475	$11,949,227	$—	$41,580,702
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $75,979. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $79,623.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$517,846	$3,600,199	$3,671,842	$59	$(27)	$446,235
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,557	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	60.9%
Switzerland	6.7%
United Kingdom	5.5%
France	5.0%
China	4.2%
Canada	4.0%
Germany	3.8%
South Korea	2.6%
Japan	1.9%
Other Countries	5.4%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.